Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

12.	Goodwill
The goodwill of RMB40 million and RMB41 million as of March 31, 2021 and 2022 represented the goodwill generated from the acquisitions of Cuida, Xingmu and Chongni Network (see Note 3). The businesses of Cuida, Xingmu and Chongni Network were fully integrated into the Company after those acquisitions. As of March 31, 2021 and 2022, the Company performed a qualitative assessment by evaluating relevant events and circumstances that would affect the Company’s single reporting unit and did not note any indicator that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying amount, and therefore the Company’s goodwill was not impaired.
The changes in the carrying amount of goodwill were as follows:

Total
RMB
Balance as of March 31, 2020
Goodwill	40,184
Accumulated impairment loss	—

40,184

Balance as of March 31, 2021
Goodwill	40,184
Accumulated impairment loss	—

40,184

Transaction during the year
Additions (Note 3)	500

Balance as of March 31, 2022
Goodwill	40,684
Accumulated impairment loss	—

40,684